UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Palo Alto Investors, LLC
Address:	470 University Avenue
		Palo Alto, CA 94301

Form 13F File Number:	28-10266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William L. Edwards
Title:	President of Palo Alto Investors, Manager
Phone:	(650) 325-0772

Signature, Place and Date of Signing:

/s/ William L. Edwards		Palo Alto, CA		May 12, 2003


Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		75

Form 13F Information Table Value Total:		189,443


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER             TITLE OF     CUSIP        VALUE      SHARES        SH/      INV.  OTHER      VOTING AUTH
                           CLASS                    X1000                     PRN      DISC   MGR      SOLE   SHR   NONE

Actuate Corporation
Common
00508B102
6066
4,367,158
SH
Sole

4,367,158


Acxiom Corporation
Common
005125109
168
10,000
SH
Sole

10,000


Amer Italian Pasta
Common
027070101
214
4,950
SH
Sole

4,950


AngioTech Pharmaceuticals
Common
34918102
1190
59,740
SH
Sole

59,740


Arena Pharmaceuticals
Common
040047102
2331
354,314
SH
Sole

354,314


Arqule Inc
Common
04269E107
62
25,900
SH
Sole

25,900


Art Technology Group
Common
04289L107
77
95,257
SH
Sole

95,257


ArthroCare Corp
Common
043136100
12252
982,500
SH
Sole

982,500


Biosite Inc.
Common
090945106
338
8,800
SH
Sole

8,800


Cal Dive International Inc
Common
127914109
2702
150,000
SH
Sole

150,000


Canadian Superior Energy
Common
136644101
2292
2,492,300
SH
Sole

2,492,300


Carbon Energy Corp
Common
141106104
1295
108,800
SH
Sole

108,800


Centra Software
Common
15234X103
2804
1,933,805
SH
Sole

1,933,805


Chordiant Software Inc
Common
170404107
577
520,200
SH
Sole

520,200


Corio Inc
Common
218875102
683
887,300
SH
Sole

887,300


Corvas International Inc
Common
221005101
234
119,400
SH
Sole

119,400


Curon Medical, Inc.
Common
231292103
516
687,600
SH
Sole

687,600


Denbury Resources Inc
Common
247916208
6798
629,400
SH
Sole

629,400


Digital Insight Corp
Common
25385P106
11983
859,000
SH
Sole

859,000


Digital River
Common
25388B104
8709
636,165
SH
Sole

636,165


Docent, Inc.
Common
25608L502
2809
1,146,542
SH
Sole

1,146,542


Dyax
Common
26746E103
336
193,200
SH
Sole

193,200


Dynegy Inc
Common
26816Q101
287
110,000
SH
Sole

110,000


E-Loan Inc.
Common
26861P107
10696
4,161,917
SH
Sole

4,161,917


Esperion Therapeutics Inc
Common
29664R106
149
15,000
SH
Sole

15,000


Exponent
Common
30214U102
3583
272,482
SH
Sole

272,482


Geerlings & Wade
Common
368473104
1286
845,970
SH
Sole

845,970


Genaissance Pharmaceuticals
Common
36867W105
767
548,200
SH
Sole

548,200


Genencor International
Common
368709101
3812
375,600
SH
Sole

375,600


Genesco Inc
Common
371532102
219
15,400
SH
Sole

15,400


Guidant Corp
Common
401698105
1520
42,000
SH
Sole

42,000


IDEC Pharmaceuticals
Common
449370105
2725
79,631
SH
Sole

79,631


Imclone Systems
Common
45245W109
248
15,000
SH
Sole

15,000


Inamed Corp.
Common
453235103
1102
30,800
SH
Sole

30,800


King Pharmaceuticals Inc.
Common
495582108
751
63,000
SH
Sole

63,000


Kirkland's Inc.
Common
497498105
716
57,300
SH
Sole

57,300


Laboratory Corp of America
Common
50540R409
2357
79,500
SH
Sole

79,500


Latitude Comm
Common
518292107
1681
1,192,358
SH
Sole

1,192,358


Marimba
Common
56781Q109
1001
667,600
SH
Sole

667,600


Maximus
Common
577933104
229
10,800
SH
Sole

10,800


Mercator Software, Inc.
Common
587587106
1451
819,566
SH
Sole

819,566


N. American Scientific
Common
65715D100
1020
134,500
SH
Sole

134,500


Neuro Biological Tech
Common
64124W106
130
20,800
SH
Sole

20,800


Nexprise Inc.
Common
65333Q202
1565
391,354
SH
Sole

391,354


North Amer Pall
Common
656912102
1105
438,600
SH
Sole

438,600


North Coast Energy Inc
Common
658649702
401
70,300
SH
Sole

70,300


Parametric Technology Corp.
Common
699173100
137
63,000
SH
Sole

63,000


Patina Oil & Gas
Common
703224105
8949
272,000
SH
Sole

272,000


Peets Coffee & Tea Inc
Common
705560100
1751
105,600
SH
Sole

105,600


Petroquest Energy
Common
716748108
2844
1,883,600
SH
Sole

1,883,600


Pfizer Inc
Common
717081103
1870
60,000
SH
Sole

60,000


PharmChem Labs
Common
717133102
431
2,186,435
SH
Sole

2,186,435


Pharmacyclics Inc.
Common
716933106
1406
419,700
SH
Sole

419,700


Preview Systems, Inc.
Common
741379101
30
937,382
SH
Sole

937,382


Quest Diagnostics
Common
74834L100
1791
30,000
SH
Sole

30,000


RSA Security
Common
749719100
85
12,000
SH
Sole

12,000


Restoration Hardware Inc.
Common
760981100
3598
2,282,902
SH
Sole

2,282,902


Saflink Corporation
Common
786578302
4244
695,130
SH
Sole

695,130


San Juan Basin Trust
Common
798241105
788
53,500
SH
Sole

53,500


Secure Computing
Common
813705100
4404
1,200,087
SH
Sole

1,200,087


SeeBeyond Technology
Common
815704101
3190
1,579,000
SH
Sole

1,579,000


Selectica
Common
816288104
7475
2,542,556
SH
Sole

2,542,556


Spinnaker Exploration Co.
Common
84855W109
194
10,000
SH
Sole

10,000


Strategic Diagnostic
Common
862700101
46
10,000
SH
Sole

10,000


Superconductor Tech.
Common
867931107
593
3,324,705
SH
Sole

3,324,705


Superior Energy Services Inc
Common
868157108
5538
638,000
SH
Sole

638,000


Titan Pharmaceuticals
Common
888314101
2246
1,412,500
SH
Sole

1,412,500


Tumbleweed Comm
Common
899690101
5625
4,360,767
SH
Sole

4,360,767


Ultra Petroleum Corp
Common
903914109
8615
975,600
SH
Sole

975,600


Valicert
Common
91915Q105
631
3,364,714
SH
Sole

3,364,714


ViroPharma Inc.
Common
928241108
137
60,000
SH
Sole

60,000


W-H Energy Services Inc.
Common
92925E108
5270
307,800
SH
Sole

307,800


WebEx Comm
Common
94767L109
6452
623,397
SH
Sole

623,397


WebSense
Common
947684106
7585
516,356
SH
Sole

516,356


Yankee Candle Co.
Common
984757104
279
16,400
SH
Sole

16,400





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